Segments (Details Narrative)	9 Months Ended
	Sep. 30, 2014 DWT
DWT	1,844,100
Ultramax Vessels
DWT	1,795,800	[1]
Ultramax Vessels | Minimum [Member]
DWT	60,200
Ultramax Vessels | Maximum [Member]
DWT	64,000
Kamsarmax Vessels
DWT	1,725,200	[1]
Kamsarmax Vessels | Minimum [Member]
DWT	81,600
Kamsarmax Vessels | Maximum [Member]
DWT	84,000
Scorpio commercial management (SCM) | Ultramax Vessels | Minimum [Member]
DWT	48,500
Scorpio commercial management (SCM) | Ultramax Vessels | Maximum [Member]
DWT	61,000
Scorpio commercial management (SCM) | Kamsarmax Vessels | Minimum [Member]
DWT	75,500
Scorpio commercial management (SCM) | Kamsarmax Vessels | Maximum [Member]
DWT	98,700

[1]	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.